SIGNIFICANT ACCOUNTING POLICIES: Exploration and evaluation assets policy (Policies)	12 Months Ended
Jan. 31, 2023
Policies
Exploration and evaluation assets policy

Exploration and evaluation assets

Exploration and evaluation assets comprise of the costs of acquiring these assets, and the fair value (at acquisition date) of exploration and evaluation assets acquired in a business combination. Option payments are considered acquisition costs provided that the Company has the intention of exercising the underlying options. Costs incurred before the Company has obtained the legal rights to explore an area are expensed as incurred. Further acquisition costs incurred once the Company has obtained the legal rights to explore an area are capitalized.

Costs associated with exploration and evaluation activities as well as property taxes payable to maintain good standing of the exploration and evaluation assets are expensed as period costs. Government tax credits received are recorded as a reduction to the exploration and evaluation expenditures for the reporting period.

From time to time, the Company may acquire or dispose of a mineral property interest pursuant to the terms of an option agreement. As such options are exercisable entirely at the discretion of the optionee, the amounts payable or receivable are not recorded at the time of the agreement. Option payments are recorded as exploration expenditure or recoveries when the payments are made or received.

Exploration and evaluation assets are tested for impairment if facts or circumstances indicate that impairment exists.  Examples of such facts and circumstances are as follows:

•the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

•substantive expenditures on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

•exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

•sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.

Although the Company has taken steps that it considers adequate to verify title to exploration and evaluation assets which it has an interest in, these procedures do not guarantee the Company’s title.